Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
C000093165
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bank Loan Core Fund
Without Sales Load [Member] | C000093165
Average Annual Return [Line Items]
Average Annual Return, Percent	6.59%	5.86%	4.51%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	6.08%	(0.73%)	1.76%
Bloomberg US Lvgd Loan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P UBS Leveraged Loan Index
Average Annual Return, Percent	7.50%	7.39%	5.14%
FEDERATED INDEX: Credit Suisse Leveraged Loan Index (CSLLI)
Average Annual Return [Line Items]
Average Annual Return, Percent	6.95%	7.21%	0.00%